UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Floating Rate Fund

Z Class (TRIZX)

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Z Class	$2	0.02%

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,638	10,215	10,511
8/31/20	10,984	10,349	11,025
11/30/20	11,246	10,398	11,388
2/28/21	11,557	10,188	11,766
5/31/21	11,707	10,173	11,900
8/31/21	11,818	10,340	12,004
11/30/21	11,906	10,278	12,097
2/28/22	11,973	9,919	12,159
5/31/22	11,730	9,337	11,874
8/31/22	11,901	9,149	12,042
11/30/22	11,949	8,958	12,031
2/28/23	12,381	8,954	12,489
5/31/23	12,486	9,137	12,590
8/31/23	13,065	9,040	13,213
11/30/23	13,361	9,064	13,509
2/29/24	13,795	9,252	13,967
5/31/24	14,137	9,256	14,312

202405-3565004, 202407-3567177

F1252-052 7/24

Average Annual Total Returns

	1 Year	Since Inception 3/16/2020
Floating Rate Fund (Z Class)	13.22%	8.58%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 1.82
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68	8.89

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,632,550
Number of Portfolio Holdings	321
Investment Advisory Fees Paid (000s)	$12,387
Portfolio Turnover Rate	77.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	11.0
BB/B Rated	6.8
B Rated	57.8
B/CCC Rated	1.9
CCC Rated and Below	9.8
Not Rated	6.5
Short-Term Holdings	3.4

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.4%
HUB International	2.8
Applied Systems	2.3
Cloud Software Group	2.3
UKG	2.3
AssuredPartners	2.2
Asurion	1.7
Epicor Software	1.7
UFC Holdings	1.6
Boxer Parent	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Floating Rate Fund

Z Class (TRIZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Floating Rate Fund

Investor Class (PRFRX)

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Investor Class	$82	0.77%

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,067	10,090	10,081
2014	10,067	10,192	10,109
2015	10,158	10,318	10,181
2015	10,312	10,303	10,344
2015	10,258	10,247	10,267
2015	10,158	10,291	10,112
2016	10,056	10,473	9,884
2016	10,479	10,612	10,472
2016	10,655	10,859	10,702
2016	10,781	10,514	10,912
2017	10,967	10,621	11,169
2017	11,057	10,780	11,268
2017	11,105	10,912	11,340
2017	11,225	10,852	11,472
2018	11,329	10,674	11,660
2018	11,397	10,739	11,764
2018	11,530	10,798	11,920
2018	11,515	10,707	11,894
2019	11,669	11,013	12,074
2019	11,824	11,426	12,228
2019	11,958	11,896	12,312
2019	12,070	11,862	12,381
2020	12,062	12,299	12,503
2020	11,639	12,502	11,864
2020	11,996	12,666	12,445
2020	12,259	12,726	12,854
2021	12,577	12,470	13,281
2021	12,717	12,452	13,432
2021	12,813	12,655	13,549
2021	12,885	12,579	13,655
2022	12,934	12,140	13,724
2022	12,649	11,428	13,403
2022	12,809	11,198	13,592
2022	12,835	10,964	13,580
2023	13,275	10,960	14,097
2023	13,362	11,183	14,211
2023	13,956	11,064	14,914
2023	14,246	11,094	15,248
2024	14,681	11,324	15,765
2024	15,017	11,329	16,155

202405-3565004, 202407-3567177

F194-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Floating Rate Fund (Investor Class)	12.38%	4.90%	4.15%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68	5.73	4.91

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,632,550
Number of Portfolio Holdings	321
Investment Advisory Fees Paid (000s)	$12,387
Portfolio Turnover Rate	77.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	11.0
BB/B Rated	6.8
B Rated	57.8
B/CCC Rated	1.9
CCC Rated and Below	9.8
Not Rated	6.5
Short-Term Holdings	3.4

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.4%
HUB International	2.8
Applied Systems	2.3
Cloud Software Group	2.3
UKG	2.3
AssuredPartners	2.2
Asurion	1.7
Epicor Software	1.7
UFC Holdings	1.6
Boxer Parent	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Floating Rate Fund

Investor Class (PRFRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Floating Rate Fund

Advisor Class (PAFRX)

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Advisor Class	$103	0.97%

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,065	10,090	10,081
2014	10,062	10,192	10,109
2015	10,150	10,318	10,181
2015	10,302	10,303	10,344
2015	10,245	10,247	10,267
2015	10,153	10,291	10,112
2016	10,047	10,473	9,884
2016	10,465	10,612	10,472
2016	10,646	10,859	10,702
2016	10,767	10,514	10,912
2017	10,946	10,621	11,169
2017	11,030	10,780	11,268
2017	11,073	10,912	11,340
2017	11,175	10,852	11,472
2018	11,285	10,674	11,660
2018	11,347	10,739	11,764
2018	11,473	10,798	11,920
2018	11,453	10,707	11,894
2019	11,612	11,013	12,074
2019	11,747	11,426	12,228
2019	11,875	11,896	12,312
2019	11,992	11,862	12,381
2020	11,976	12,299	12,503
2020	11,553	12,502	11,864
2020	11,899	12,666	12,445
2020	12,154	12,726	12,854
2021	12,460	12,470	13,281
2021	12,592	12,452	13,432
2021	12,681	12,655	13,549
2021	12,745	12,579	13,655
2022	12,800	12,140	13,724
2022	12,499	11,428	13,403
2022	12,651	11,198	13,592
2022	12,671	10,964	13,580
2023	13,099	10,960	14,097
2023	13,179	11,183	14,211
2023	13,757	11,064	14,914
2023	14,036	11,094	15,248
2024	14,458	11,324	15,765
2024	14,780	11,329	16,155

202405-3565004, 202407-3567177

F294-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Floating Rate Fund (Advisor Class)	12.15%	4.70%	3.98%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68	5.73	4.91

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,632,550
Number of Portfolio Holdings	321
Investment Advisory Fees Paid (000s)	$12,387
Portfolio Turnover Rate	77.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	11.0
BB/B Rated	6.8
B Rated	57.8
B/CCC Rated	1.9
CCC Rated and Below	9.8
Not Rated	6.5
Short-Term Holdings	3.4

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.4%
HUB International	2.8
Applied Systems	2.3
Cloud Software Group	2.3
UKG	2.3
AssuredPartners	2.2
Asurion	1.7
Epicor Software	1.7
UFC Holdings	1.6
Boxer Parent	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Floating Rate Fund

Advisor Class (PAFRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Floating Rate Fund

I Class (TFAIX)

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - I Class	$69	0.65%

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	500,562	498,674	500,375
2/28/17	509,251	503,720	512,166
5/31/17	513,569	511,246	516,720
8/31/17	515,949	517,530	520,000
11/30/17	521,133	514,702	526,092
2/28/18	526,665	506,265	534,689
5/31/18	529,995	509,331	539,451
8/31/18	536,356	512,100	546,609
11/30/18	535,296	507,795	545,422
2/28/19	543,205	522,312	553,675
5/31/19	550,010	541,930	560,749
8/31/19	556,460	564,193	564,584
11/30/19	562,402	562,592	567,759
2/29/20	561,587	583,332	573,343
5/31/20	542,699	592,956	544,044
8/31/20	559,460	600,715	570,684
11/30/20	571,312	603,570	589,445
2/28/21	586,845	591,403	609,006
5/31/21	592,953	590,555	615,964
8/31/21	597,648	600,209	621,328
11/30/21	601,824	596,608	626,185
2/28/22	604,307	575,765	629,354
5/31/22	590,528	541,999	614,601
8/31/22	598,876	531,089	623,308
11/30/22	600,337	520,006	622,758
2/28/23	620,420	519,790	646,453
5/31/23	624,721	530,385	651,691
8/31/23	652,685	524,752	683,921
11/30/23	666,437	526,141	699,236
2/29/24	687,028	537,084	722,936
5/31/24	703,711	537,310	740,813

202405-3565004, 202407-3567177

F231-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/2016
Floating Rate Fund (I Class)	12.64%	5.05%	4.66%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.96
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68	5.73	5.38

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,632,550
Number of Portfolio Holdings	321
Investment Advisory Fees Paid (000s)	$12,387
Portfolio Turnover Rate	77.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	11.0
BB/B Rated	6.8
B Rated	57.8
B/CCC Rated	1.9
CCC Rated and Below	9.8
Not Rated	6.5
Short-Term Holdings	3.4

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.4%
HUB International	2.8
Applied Systems	2.3
Cloud Software Group	2.3
UKG	2.3
AssuredPartners	2.2
Asurion	1.7
Epicor Software	1.7
UFC Holdings	1.6
Boxer Parent	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Floating Rate Fund

I Class (TFAIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$45,097
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFRX Floating Rate Fund –
.
PAFRX Floating Rate Fund–
.
Advisor Class
TFAIX Floating Rate Fund–
.
I Class
TRIZX Floating Rate Fund–
.
Z Class

T. ROWE PRICE Floating Rate Fund
Go Paperless
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T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11 $ 9 .68
Investment activities
Net investment income
(1)(2)
0 .80 0 .62 0 .36 0 .37 0 .43
Net realized and unrealized
gain/loss 0 .28 ( 0 .12 ) ( 0 .41 ) 0 .46 ( 0 .57 )
Total from investment activities 1 .08 0 .50 ( 0 .05 ) 0 .83 ( 0 .14 )
Distributions
Net investment income ( 0 .80 ) ( 0 .63 ) ( 0 .36 ) ( 0 .37 ) ( 0 .43 )
Net realized gain — ( 0 .01 ) — — —
Total distributions ( 0 .80 ) ( 0 .64 ) ( 0 .36 ) ( 0 .37 ) ( 0 .43 )
NET ASSET VALUE
End of period $ 9 .30 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
12 .38% 5 .64% ( 0 .54 ) % 9 .26% ( 1 .56 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .77% 0 .78% 0 .75% 0 .76% 0 .76%
Net expenses after waivers/
payments by Price Associates 0 .77% 0 .78% 0 .75% 0 .76% 0 .76%
Net investment income 8 .69% 6 .87% 3 .79% 3 .88% 4 .54%
Portfolio turnover rate 77 .9% 27 .6% 37 .2% 62 .0% 75 .9%
Net assets, end of period (in
millions) $1,550 $1,369 $1,949 $1,038 $865
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 9 .04 $ 9 .18 $ 9 .59 $ 9 .13 $ 9 .69
Investment activities
Net investment income
(1)(2)
0 .79 0 .61 0 .34 0 .35 0 .42
Net realized and unrealized
gain/loss 0 .27 ( 0 .13 ) ( 0 .40 ) 0 .46 ( 0 .57 )
Total from investment activities 1 .06 0 .48 ( 0 .06 ) 0 .81 ( 0 .15 )
Distributions
Net investment income ( 0 .78 ) ( 0 .61 ) ( 0 .35 ) ( 0 .35 ) ( 0 .41 )
Net realized gain — ( 0 .01 ) — — —
Total distributions ( 0 .78 ) ( 0 .62 ) ( 0 .35 ) ( 0 .35 ) ( 0 .41 )
NET ASSET VALUE
End of period $ 9 .32 $ 9 .04 $ 9 .18 $ 9 .59 $ 9 .13

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
12 .15% 5 .44% ( 0 .74 ) % 9 .00% ( 1 .66 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .07% 1 .03% 1 .02% 1 .04% 1 .07%
Net expenses after waivers/
payments by Price Associates 0 .97% 0 .97% 0 .97% 0 .98% 0 .98%
Net investment income 8 .49% 6 .68% 3 .62% 3 .67% 4 .37%
Portfolio turnover rate 77 .9% 27 .6% 37 .2% 62 .0% 75 .9%
Net assets, end of period (in
thousands) $9,368 $14,621 $21,783 $23,329 $12,506
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .12 $ 9 .68
Investment activities
Net investment income
(1)(2)
0 .81 0 .63 0 .37 0 .37 0 .44
Net realized and unrealized
gain/loss 0 .29 ( 0 .12 ) ( 0 .40 ) 0 .46 ( 0 .56 )
Total from investment activities 1 .10 0 .51 ( 0 .03 ) 0 .83 ( 0 .12 )
Distributions
Net investment income ( 0 .81 ) ( 0 .64 ) ( 0 .38 ) ( 0 .38 ) ( 0 .44 )
Net realized gain — ( 0 .01 ) — — —
Total distributions ( 0 .81 ) ( 0 .65 ) ( 0 .38 ) ( 0 .38 ) ( 0 .44 )
NET ASSET VALUE
End of period $ 9 .31 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .12

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
12 .64% 5 .79% ( 0 .41 ) % 9 .26% ( 1 .33 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .65% 0 .63% 0 .62% 0 .65% 0 .64%
Net expenses after waivers/
payments by Price Associates 0 .65% 0 .63% 0 .62% 0 .65% 0 .64%
Net investment income 8 .81% 6 .96% 3 .95% 3 .95% 4 .65%
Portfolio turnover rate 77 .9% 27 .6% 37 .2% 62 .0% 75 .9%
Net assets, end of period (in
thousands) $820,734 $729,069 $1,097,697 $254,834 $116,787
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11 $ 8 .65
Investment activities
Net investment income
(2)(3)
0 .87 0 .69 0 .44 0 .45 0 .09
Net realized and unrealized
gain/loss 0 .28 ( 0 .12 ) ( 0 .42 ) 0 .45 0 .46
(4)
Total from investment activities 1 .15 0 .57 0 .02 0 .90 0 .55
Distributions
Net investment income ( 0 .87 ) ( 0 .70 ) ( 0 .43 ) ( 0 .44 ) ( 0 .09 )
Net realized gain — ( 0 .01 ) — — —
Total distributions ( 0 .87 ) ( 0 .71 ) ( 0 .43 ) ( 0 .44 ) ( 0 .09 )
NET ASSET VALUE
End of period $ 9 .30 $ 9 .02 $ 9 .16 $ 9 .57 $ 9 .11

T. ROWE PRICE Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(5)
13 .22% 6 .44% 0 .19% 10 .05% 6 .38%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .62% 0 .62% 0 .62% 0 .64% 0 .64%
(6)
Net expenses after waivers/
payments by Price Associates 0 .02% 0 .02% 0 .02% 0 .03% 0 .02%
(6)
Net investment income 9 .44% 7 .58% 4 .63% 4 .77% 4 .77%
(6)
Portfolio turnover rate 77 .9% 27 .6% 37 .2% 62 .0% 75 .9%
Net assets, end of period (in
millions) $1,252 $1,464 $2,285 $2,119 $1,029
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Floating Rate Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  87.0% (1)
Aerospace & Defense  2.6%
Apple Bidco, FRN, 1M TSFR + 3.50%, 8.829%, 9/22/28  3,365 3,376
Bleriot U.S. Bidco, FRN, 1M USD LIBOR + 3.25%, 10/15/30 (2) 2,235 2,252
Bleriot U.S. Bidco, FRN, 3M TSFR + 3.25%, 8.572%, 10/31/28  4,868 4,905
Brown Group Holding, FRN, 1M TSFR + 3.00%, 8.333%, 7/2/29  5,161 5,179
Dynasty Acquisition, FRN, 1M TSFR + 3.50%, 8.829%, 8/24/28  31,250 31,502
Peraton, FRN, 1M TSFR + 3.75%, 9.179%, 2/1/28  8,463 8,466
Peraton, FRN, 3M TSFR + 7.75%, 13.177%, 2/1/29 (2) 7,498 7,534
Peraton, FRN, 3M TSFR + 8.00%, 13.427%, 2/1/29  5,717 5,754
TransDigm, FRN, 1M TSFR + 2.75%, 8.059%, 3/22/30  4,792 4,812
TransDigm, FRN, 3M TSFR + 2.75%, 8.059%, 8/24/28  10,263 10,307
TransDigm, FRN, 3M TSFR + 3.25%, 8.559%, 2/28/31  9,995 10,030
94,117
Airlines  2.3%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 10.336%,
4/20/28 (2) 46,073 47,820
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.733%,
6/21/27  30,948 31,638
SkyMiles IP, FRN, 3M TSFR + 3.75%, 9.075%, 10/20/27  4,893 5,034
84,492
Automotive  2.9%
Adient U.S., FRN, 1M TSFR + 2.75%, 8.079%, 1/31/31  2,773 2,793
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 9.444%,
4/6/28  12,800 12,896
Clarios Global, FRN, 1M TSFR + 3.00%, 8.329%, 5/6/30  8,123 8,164
Fastlane Parent, FRN, 1M TSFR + 4.50%, 9.829%, 9/29/28  3,013 3,003
Mavis Tire Express Services Topco, FRN, 1M TSFR + 3.75%,
9.079%, 5/4/28  22,727 22,856
Tenneco, FRN, 1M TSFR + 5.00%, 10.426%, 11/17/28  18,048 17,600
Wand NewCo 3, FRN, 1M TSFR + 3.75%, 9.079%, 1/30/31  38,512 38,784
106,096
Broadcasting  1.8%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
9.444%, 8/21/28  8,946 8,974
CMG Media, FRN, 3M TSFR + 3.50%, 8.909%, 12/17/26  8,787 6,921
NEP Group, FRN, 1M TSFR + 7.00%, 12.444%, 10/19/26  3,510 2,820
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 10.406%,
4/11/29  18,038 17,266
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.156%,
10/11/29 (3) 7,250 7,105
Univision Communications, FRN, 1M TSFR + 3.25%, 8.694%,
3/15/26  7,445 7,444

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Univision Communications, FRN, 1M TSFR + 3.25%, 8.694%,
1/31/29  3,411 3,362
Univision Communications, FRN, 1M USD LIBOR + 3.50%,
1/31/29 (2)(4) 3,095 3,072
Univision Communications, FRN, 3M TSFR + 4.25%, 9.559%,
6/24/29  7,180 7,175
64,139
Building Products  0.7%
Chariot Buyer, FRN, 1M TSFR + 3.75%, 9.079%, 11/3/28  5,380 5,399
Hunter Douglas, FRN, 3M TSFR + 3.50%, 8.836%, 2/26/29  5,474 5,439
MIWD Holdco II, FRN, 1M TSFR + 3.50%, 8.829%, 3/28/31  8,685 8,745
Summit Materials, FRN, 1M TSFR + 2.50%, 7.799%, 1/12/29  1,930 1,943
Touchdown Acquirer, FRN, 1M TSFR + 4.00%, 7.83%,
2/7/31 (5) 5,655 5,694
27,220
Cable Operators  1.0%
Altice France, FRN, 1M TSFR + 5.50%, 10.829%, 8/15/28  19,806 14,855
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.817%, 1/18/28  10,454 10,039
Directv Financing, FRN, 1M TSFR + 5.00%, 10.444%, 8/2/27  3,891 3,901
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.694%, 9/25/26  10,090 7,941
36,736
Chemicals  2.0%
Avient, FRN, 1M TSFR + 2.00%, 7.293%, 8/29/29  2,961 2,974
Nouryon USA, FRN, 1M TSFR + 3.50%, 8.826%, 4/3/28  20,292 20,419
Nouryon USA, FRN, 1M TSFR + 3.50%, 8.829%, 4/3/28  6,729 6,780
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 9.706%,
4/23/29  17,858 17,615
Windsor Holdings III, FRN, 1M TSFR + 4.00%, 9.32%, 8/1/30  11,645 11,766
WR Grace Holdings, FRN, 3M TSFR + 3.75%, 9.321%, 9/22/28  13,324 13,354
72,908
Consumer Products  0.5%
ABG Intermediate Holdings 2, FRN, 1M TSFR + 3.50%,
8.929%, 1/31/29  7,502 7,544
Life Time, FRN, 1M TSFR + 4.00%, 9.591%, 1/15/26  9,360 9,393
16,937
Container  1.4%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 8.902%,
12/31/27 (EUR)  3,400 3,700
Charter Next Generation, FRN, 1M TSFR + 3.50%, 8.829%,
12/1/27  40,709 40,880
Proampac PG Borrower, FRN, 1M TSFR + 4.00%, 9.483%,
9/15/28  7,801 7,845
52,425

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy  2.8%
Brazos Delaware II, FRN, 1M TSFR + 3.50%, 8.822%,
2/11/30 (2) 8,984 9,027
CQP Holdco, FRN, 3M TSFR + 3.00%, 8.302%, 12/31/30  5,607 5,613
EPIC Crude Services, FRN, 6M TSFR + 5.00%, 10.609%,
3/2/26  6,725 6,738
Goodnight Water Solutions, FRN, 1M USD LIBOR + 5.25%,
5/23/29 (2)(4) 7,500 7,462
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.929%,
9/19/29  9,744 9,791
Medallion Midland Acquisition, FRN, 1M TSFR + 3.50%, 8.83%,
10/18/28  16,481 16,568
NGL Energy Operating, FRN, 1M TSFR + 4.50%, 9.829%,
2/3/31  14,124 14,223
Northriver Midstream Finance, FRN, 3M TSFR + 2.50%,
7.802%, 8/16/30  9,463 9,485
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.079%,
8/1/29 (2) 15,955 15,992
WaterBridge NDB Operating, FRN, 1M TSFR + 4.50%, 9.826%,
5/7/29 (2) 5,716 5,737
Whitewater Whistler Holdings, FRN, 1M TSFR + 2.75%,
8.052%, 2/15/30  2,591 2,601
103,237
Entertainment & Leisure  4.4%
Cedar Fair, FRN, 1M TSFR + 2.00%, 7.329%, 5/1/31  5,100 5,116
Cinemark USA, FRN, 1M TSFR + 3.25%, 8.575%, 5/24/30  5,101 5,128
Delta 2, FRN, 1M TSFR + 2.25%, 7.559%, 1/15/30  20,233 20,334
Motion Finco, FRN, 1M TSFR + 3.50%, 9.071%, 11/12/29  19,363 19,382
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 2.50%,
7.829%, 8/25/28  15,569 15,549
StubHub Holdco Sub, FRN, 1M TSFR + 4.75%, 10.079%,
3/15/30  28,620 28,603
UFC Holdings, FRN, 1M TSFR + 2.75%, 8.336%, 4/29/26  56,609 56,756
United Talent Agency, FRN, 1M USD LIBOR + 3.75%, 7/7/28 (2)
(4) 1,845 1,852
William Morris Endeavor Entertainment, FRN, 1M TSFR +
2.75%, 8.194%, 5/18/25  7,012 7,024
159,744
Financial  15.8%
Acrisure, FRN, 1M USD LIBOR + 3.50%, 8.944%, 2/15/27  7,797 7,789
Acrisure, FRN, 1M USD LIBOR + 3.75%, 9.194%, 2/15/27  3,449 3,448
Acrisure, FRN, 1M USD LIBOR + 4.25%, 9.694%, 2/15/27  7,126 7,144
Alliant Holdings Intermediate, FRN, 1M TSFR + 3.50%, 8.82%,
11/6/30  26,319 26,417

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Apollo Commercial Real Estate Finance, FRN, 1M TSFR +
3.50%, 8.944%, 3/11/28 (4) 3,616 3,490
Aretec Group, FRN, 1M TSFR + 4.00%, 9.428%, 8/9/30 (2) 7,234 7,267
Armor Holdco, FRN, 6M TSFR + 4.50%, 9.934%, 12/11/28  3,269 3,295
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.829%, 2/14/31  75,848 76,410
Citadel Securities, FRN, 1M TSFR + 2.25%, 7.579%, 7/29/30  3,448 3,467
Citco Funding, FRN, 1M TSFR + 3.50%, 8.672%, 4/27/28  3,607 3,616
Citco Group, FRN, 1M TSFR + 3.25%, 8.422%, 4/27/28  5,801 5,814
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.925%,
8/9/26  5,154 4,761
Edelman Financial Engines Center, FRN, 1M TSFR + 3.50%,
8.944%, 4/7/28  10,337 10,337
Edelman Financial Engines Center, FRN, 1M TSFR + 6.75%,
12.194%, 7/20/26  17,219 17,222
Edelman Financial Engines Center, FRN, 1M USD LIBOR +
5.25%, 7/20/26 (2) 19,395 19,395
Focus Financial Partners, FRN, 1M TSFR + 2.75%, 8.079%,
6/30/28  11,739 11,753
Hightower Holding, FRN, 3M TSFR + 4.00%, 9.586%, 4/21/28  18,543 18,636
HUB International, FRN, 1M TSFR + 3.25%, 8.575%, 6/20/30  87,004 87,554
Jane Street Group, FRN, 1M TSFR + 2.50%, 7.944%, 1/26/28  13,769 13,810
Jones Deslauriers Insurance Management, FRN, 1M TSFR +
3.50%, 8.83%, 3/15/30  18,074 18,077
OneDigital Borrower, FRN, 3M TSFR + 4.25%, 9.679%,
11/16/27  9,197 9,237
Osaic Holdings, FRN, 1M TSFR + 4.00%, 9.329%, 8/17/28  10,632 10,713
RFS OPCO, FRN, 1M TSFR + 5.00%, 10.308%, 4/4/31 (4) 4,205 4,163
Sedgwick Claims Management Services, FRN, 1M TSFR +
3.75%, 9.079%, 2/24/28  26,523 26,646
Tegra118 Wealth Solutions, FRN, 3M TSFR + 4.00%, 9.326%,
2/18/27  5,805 5,537
Truist Insurance Holdings, FRN, 1M TSFR + 3.25%, 8.586%,
5/6/31  34,760 34,965
Truist Insurance Holdings, FRN, 1M TSFR + 4.75%, 10.086%,
3/8/32  86,593 88,361
USI, FRN, 1M TSFR + 2.75%, 8.078%, 9/27/30  22,937 22,970
USI, FRN, 1M TSFR + 3.00%, 8.302%, 11/22/29  22,338 22,369
574,663
Food  1.0%
Chobani, FRN, 1M TSFR + 3.25%, 8.694%, 10/25/27  1,712 1,720
Chobani, FRN, 1M TSFR + 3.75%, 9.067%, 10/25/27  6,101 6,134
Naked Juice, FRN, 3M TSFR + 6.00%, 11.402%, 1/24/30  1,877 1,570
Primary Products Finance, FRN, 1M TSFR + 3.50%, 8.952%,
4/1/29  7,465 7,465

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.928%,
3/17/27 (2) 9,339 9,343
Triton Water Holdings, FRN, 1M TSFR + 3.25%, 8.814%,
3/31/28  5,438 5,427
Triton Water Holdings, FRN, 1M TSFR + 4.00%, 9.302%,
3/31/28  2,843 2,852
34,511
Gaming  2.2%
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 8.097%,
2/6/30  9,846 9,866
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 8.097%,
2/6/31  11,505 11,523
Great Canadian Gaming, FRN, 3M TSFR + 4.00%, 9.59%,
11/1/26  13,320 13,393
HRNI Holdings, FRN, 3M TSFR + 4.25%, 9.702%, 12/11/28 (2) 16,317 16,276
Light & Wonder International, FRN, 1M TSFR + 2.75%, 8.07%,
4/14/29  8,591 8,623
Ontario Gaming GTA, FRN, 1M TSFR + 4.25%, 9.559%, 8/1/30  14,124 14,203
Playtika Holding, FRN, 1M TSFR + 2.75%, 8.194%, 3/13/28  2,328 2,329
Scientific Games Holdings, FRN, 3M TSFR + 3.25%, 8.556%,
4/4/29  3,622 3,630
79,843
Health Care  7.8%
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 8.579%,
2/15/29 (2) 33,847 33,753
Auris Luxembourg III, FRN, 1M TSFR + 4.25%, 9.992%, 2/15/29  12,059 12,082
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.67%, 5/10/27  5,834 5,772
eResearchTechnology, FRN, 1M TSFR + 4.00%, 9.322%,
2/4/27 (2) 1,279 1,284
Financiere Mendel, FRN, 1M TSFR + 4.25%, 9.573%, 11/12/30  3,860 3,875
Heartland Dental, FRN, 1M TSFR + 5.00%, 9.828%, 4/28/28  15,311 15,361
ICON Luxembourg, FRN, 1M TSFR + 2.00%, 7.309%, 7/3/28  2,601 2,615
Inception Finco, FRN, 1M TSFR + 4.50%, 9.798%, 3/15/31 (2) 6,065 6,084
LifePoint Health, FRN, 1M TSFR + 4.00%, 9.329%, 5/9/31 (2) 12,035 12,065
LifePoint Health, FRN, 1M TSFR + 4.75%, 10.056%, 11/16/28  15,164 15,264
MED ParentCo, FRN, 1M TSFR + 4.00%, 9.329%, 4/15/31  6,983 7,016
Medline Borrower, FRN, 1M TSFR + 2.75%, 8.079%, 10/23/28  40,669 40,924
Option Care Health, FRN, 1M TSFR + 2.25%, 7.579%, 10/27/28  3,766 3,789
PetVet Care Centers, FRN, 1M TSFR + 6.00%, 9.188%,
10/24/30 (5) 4,718 4,706
Phoenix Newco, FRN, 1M TSFR + 3.25%, 8.694%, 11/15/28  25,480 25,612
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%,
8.694%, 3/10/28  8,656 8,678
Sebia, FRN, 1M TSFR + 4.25%, 9.559%, 12/13/27 (4) 12,524 12,524
Select Medical, FRN, 1M TSFR + 3.00%, 8.329%, 3/6/27  3,230 3,239

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Star Parent, FRN, 3M TSFR + 4.00%, 9.309%, 9/27/30  19,585 19,588
Summit Behavioral Healthcare, FRN, 1M TSFR + 4.25%,
9.597%, 11/24/28 (2) 5,764 5,789
Surgery Center Holdings, FRN, 1M TSFR + 3.50%, 8.821%,
12/5/30  22,768 22,864
Surgery Center Holdings, FRN, 1M USD LIBOR + 2.75%,
12/19/30 (2) 345 345
VetStrategy Canada Holdings, FRN, 1M TSFR + 5.50%,
10.809%, 12/12/28  4,633 4,641
Waystar Technologies, FRN, 1M TSFR + 4.00%, 9.329%,
10/22/29  16,996 17,023
284,893
Information Technology  15.4%
Applied Systems, FRN, 1M TSFR + 3.50%, 8.809%, 2/24/31  48,624 49,015
Applied Systems, FRN, 1M TSFR + 5.25%, 10.559%, 2/23/32  32,638 33,790
AppLovin, FRN, 1M TSFR + 2.50%, 7.829%, 10/25/28  8,583 8,619
Boxer Parent, FRN, 1M TSFR + 4.00%, 9.329%, 12/29/28  49,748 50,090
Capstone Borrower, FRN, 1M TSFR + 3.25%, 8.57%, 6/17/30  7,893 7,920
Central Parent, FRN, 1M TSFR + 3.25%, 8.577%, 7/6/29  36,683 36,964
Cloud Software Group, FRN, 1M TSFR + 4.00%, 9.331%,
3/30/29 (2) 55,936 56,122
Cloud Software Group, FRN, 1M TSFR + 4.50%, 9.929%,
3/21/31 (2) 6,702 6,735
ConnectWise, FRN, 1M TSFR + 3.50%, 9.064%, 9/29/28  6,168 6,181
Conservice Midco, FRN, 1M TSFR + 4.00%, 9.329%, 5/13/27  3,645 3,655
Delivery Hero Finco, FRN, 1M TSFR + 5.00%, 12/12/29 (2) 4,795 4,836
Delta Topco, FRN, 1M TSFR + 3.50%, 8.829%, 11/30/29 (2) 19,390 19,459
Delta Topco, FRN, 1M TSFR + 5.25%, 10.579%, 11/29/30 (2) 15,115 15,312
Dye & Durham, FRN, 1M TSFR + 4.25%, 9.656%, 4/7/31 (2) 12,551 12,582
ECI Macola, FRN, 1M TSFR + 3.75%, 9.052%, 5/9/30 (2) 14,234 14,309
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.929%, 10/9/29  45,954 46,201
Epicor Software, FRN, 1M TSFR + 3.25%, 8.694%, 7/30/27 (2) 56,455 56,635
Epicor Software, FRN, 1M TSFR + 3.75%, 9.079%, 7/30/27  4,359 4,362
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 5/23/31 (2) 1,120 1,125
Fleet Midco I, FRN, 1M TSFR + 3.25%, 8.579%, 2/21/31 (4) 5,792 5,821
Go Daddy Operating, FRN, 1M TSFR + 2.00%, 7.329%, 11/9/29  2,801 2,809
Infinite Bidco, FRN, 3M TSFR + 7.00%, 12.591%, 3/2/29  5,600 4,718
McAfee, FRN, 1M TSFR + 4.00%, 8.579%, 3/1/29  29,870 29,855
MH Sub I, FRN, 1M TSFR + 4.25%, 9.579%, 5/3/28 (2) 10,809 10,821
MH Sub I, FRN, 1M TSFR + 6.25%, 11.579%, 2/23/29  10,930 10,865
Mosel Bidco, FRN, 1M TSFR + 4.75%, 10.059%, 9/16/30 (4) 2,695 2,715
RealPage, FRN, 1M TSFR + 3.00%, 8.444%, 4/24/28  8,874 8,750
RealPage, FRN, 1M TSFR + 6.50%, 11.944%, 4/23/29  27,702 27,148
SS&C Technologies, FRN, 1M TSFR + 2.00%, 7.32%, 5/9/31  7,460 7,488

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Uber Technologies, FRN, 3M TSFR + 2.75%, 8.079%, 3/3/30  13,077 13,158
558,060
Lodging  0.8%
Aimbridge Acquisition, FRN, 1M TSFR + 3.75%, 9.194%, 2/2/26  13,487 13,097
Aimbridge Acquisition, FRN, 1M TSFR + 4.75%, 10.194%,
2/2/26  9,606 9,402
Casper Bidco, FRN, 3M EURIBOR + 4.25%, 8.057%, 3/21/31
(EUR)  3,080 3,356
Four Seasons Hotels, FRN, 1M TSFR + 2.00%, 7.329%,
11/30/29  2,029 2,034
27,889
Manufacturing  3.9%
Engineered Machinery Holdings, FRN, 1M TSFR + 3.75%,
9.321%, 5/19/28  24,180 24,318
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
11.571%, 5/21/29  11,684 11,684
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
12.071%, 5/21/29 (4) 8,620 8,620
Filtration Group, FRN, 1M TSFR + 3.50%, 8.944%, 10/21/28  41,140 41,313
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.944%, 9/6/25  18,867 18,555
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.194%, 7/24/26  5,050 4,971
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.194%, 9/6/26  6,820 6,404
Madison IAQ, FRN, 1M TSFR + 3.25%, 6/21/28 (2) 9,055 9,066
Pro Mach Group, FRN, 1M TSFR + 3.50%, 8.829%, 8/31/28  12,174 12,237
Watlow Electric Manufacturing, FRN, 1M TSFR + 3.75%,
9.341%, 3/2/28  3,281 3,284
140,452
Metals & Mining  0.6%
Arsenal AIC Parent, FRN, 1M TSFR + 3.75%, 9.079%, 8/18/30  15,892 16,015
TMS International, FRN, 1M TSFR + 4.25%, 9.579%, 3/2/30  4,392 4,411
20,426
Restaurants  1.7%
1011778 BC, FRN, 1M TSFR + 2.25%, 7.578%, 9/20/30  1,815 1,815
BCPE Grill Parent, FRN, 1M TSFR + 4.75%, 10.079%,
9/30/30 (2) 7,087 7,087
Dave & Buster's, FRN, 1M TSFR + 3.25%, 8.625%, 6/29/29  13,474 13,540
Fertitta Entertainment, FRN, 1M TSFR + 3.75%, 9.071%,
1/27/29  6,015 6,030
IRB Holding, FRN, 1M TSFR + 2.75%, 8.179%, 12/15/27  34,676 34,797
63,269
Retail  0.6%
CNT Holdings I, FRN, 1M TSFR + 3.50%, 8.83%, 11/8/27  15,375 15,439
PetSmart, FRN, 1M TSFR + 3.75%, 9.179%, 2/11/28  5,405 5,381
20,820

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Satellites  1.0%
Connect Finco, FRN, 1M TSFR + 4.50%, 9.829%, 9/27/29 (2) 13,835 13,199
Iridium Satellite, FRN, 1M TSFR + 2.50%, 7.829%, 9/20/30  15,753 15,764
Viasat, FRN, 1M TSFR + 4.50%, 9.936%, 5/30/30  6,766 6,199
35,162
Services  9.5%
AG Group Holdings, FRN, 1M TSFR + 4.00%, 9.329%, 12/29/28  4,281 4,272
Albion Financing 3, FRN, 3M TSFR + 5.25%, 10.575%, 8/17/26  13,852 13,917
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 9.179%,
5/12/28 (2) 30,381 30,376
Anticimex Global, FRN, 1M TSFR + 3.50%, 11/16/28 (2) 2,245 2,262
Anticimex Global, FRN, 3M TSFR + 3.15%, 8.46%, 11/16/28  5,077 5,095
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.929%, 12/11/28  8,666 8,654
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.179%, 12/10/29  27,625 27,086
Boost Newco Borrower, FRN, 1M TSFR + 3.00%, 8.309%,
1/31/31  31,240 31,322
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.50%, 8.363%,
3/1/29 (EUR)  5,220 5,681
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.75%, 8.615%,
6/21/28 (EUR)  1,265 1,379
CoreLogic, FRN, 1M TSFR + 6.50%, 6/4/29 (2) 3,626 3,463
Crown Subsea Communications Holding, FRN, 1M TSFR +
4.75%, 10.08%, 1/30/31  7,165 7,225
Dayforce, FRN, 1M TSFR + 2.50%, 7.829%, 3/3/31 (4) 5,332 5,345
Dun & Bradstreet, FRN, 1M TSFR + 2.75%, 8.075%, 1/18/29  5,114 5,127
EG America, FRN, 1M TSFR + 5.50%, 11.258%, 2/7/28  5,273 5,154
EG Finco, FRN, 3M EURIBOR + 7.00%, 10.902%, 4/30/27
(EUR)  6,745 6,806
Fortress Intermediate 3, FRN, 1M USD LIBOR + 3.75%,
5/9/31 (2)(4) 7,110 7,128
Fugue Finance, FRN, 1M TSFR + 3.75%, 9.097%, 2/26/31  1,360 1,372
Fugue Finance, FRN, 1M TSFR + 4.00%, 9.347%, 1/31/28  3,486 3,507
GFL Environmental, FRN, 1M TSFR + 2.50%, 7.826%, 5/31/27  8,551 8,595
HireRight Holdings, FRN, 1M TSFR + 4.00%, 9/27/30 (2) 8,805 8,803
HomeServe USA, FRN, 1M TSFR + 2.50%, 7.828%, 10/21/30  5,775 5,724
Mermaid Bidco, FRN, 1M TSFR + 4.25%, 9.59%, 12/22/27 (4) 8,106 8,167
Planet U.S. Buyer, FRN, 1M TSFR + 3.50%, 8.823%, 1/31/31  6,330 6,375
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.944%,
6/1/26  4,519 4,535
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.968%,
5/30/26 (2) 15,066 15,115
Renaissance Holdings, FRN, 1M TSFR + 4.25%, 9.597%,
4/5/30  21,686 21,673
TK Elevator U.S. Newco, FRN, 1M TSFR + 3.50%, 8.791%,
4/30/30  6,847 6,890

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UKG, FRN, 1M TSFR + 3.50%, 8.82%, 2/10/31  73,633 74,157
USIC Holdings, FRN, 1M TSFR + 3.50%, 9.051%, 5/12/28  4,929 4,917
USIC Holdings, FRN, 1M TSFR + 6.50%, 12.064%, 5/14/29  5,225 5,218
345,340
Utilities  2.6%
Constellation Renewables, FRN, 3M TSFR + 2.50%, 8.109%,
12/15/27  10,845 10,860
Generation Bridge Northeast, FRN, 1M TSFR + 3.50%, 8.829%,
8/22/29  6,575 6,630
Hamilton Projects Acquiror, FRN, 1M USD LIBOR + 3.75%,
5/22/31 (2) 5,740 5,765
Innio North America Holding, FRN, 1M TSFR + 4.25%, 9.578%,
11/2/28  3,145 3,162
PG&E, FRN, 1M TSFR + 2.50%, 7.829%, 6/23/27  6,520 6,543
Pike, FRN, 1M TSFR + 3.00%, 8.444%, 1/21/28  5,018 5,035
Talen Energy Supply, FRN, 1M TSFR + 3.50%, 8.827%, 5/17/30  17,498 17,681
TerraForm Power Operating, FRN, 1M TSFR + 2.50%, 7.902%,
5/21/29  15,286 15,324
Vistra Zero Operating, FRN, 1M TSFR + 2.75%, 8.075%,
4/30/31  10,960 11,031
Wec U.S. Holdings, FRN, 1M TSFR + 2.75%, 8.079%, 1/20/31  13,565 13,630
95,661
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 3.25%, 8.694%, 12/23/26  5,162 5,123
Asurion, FRN, 1M TSFR + 3.25%, 8.694%, 7/31/27  4,166 4,093
Asurion, FRN, 1M TSFR + 4.25%, 9.679%, 8/19/28  3,495 3,466
Asurion, FRN, 1M TSFR + 5.25%, 10.694%, 1/31/28  21,021 19,727
Asurion, FRN, 1M TSFR + 5.25%, 10.694%, 1/20/29  32,086 29,810
62,219
Total Bank Loans (Cost $3,139,691) 3,161,259
CORPORATE BONDS  9.6%
Aerospace & Defense  0.2%
TransDigm, 6.75%, 8/15/28 (6) 5,320 5,380
5,380
Airlines  0.1%
Mileage Plus Holdings, 6.50%, 6/20/27 (6) 1,700 1,700
United Airlines, 4.375%, 4/15/26 (6) 2,580 2,483
4,183
Automotive  1.6%
Adient Global Holdings, 4.875%, 8/15/26 (6) 6,380 6,181
Clarios Global, 6.25%, 5/15/26 (6) 3,010 3,010
Ford Motor Credit, 4.063%, 11/1/24  2,400 2,378

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ford Motor Credit, FRN, SOFR + 2.95%, 8.301%, 3/6/26  8,165 8,416
Rivian Holdings, FRN, 6M TSFR + 6.028%, 11.31%,
10/15/26 (6) 37,222 36,478
Wand NewCo 3, 7.625%, 1/30/32 (6) 2,630 2,692
59,155
Broadcasting  0.4%
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (6) 2,535 2,516
Neptune Bidco U.S., 9.29%, 4/15/29 (6) 3,205 3,061
Townsquare Media, 6.875%, 2/1/26 (6) 3,329 3,246
Univision Communications, 8.00%, 8/15/28 (6) 4,860 4,787
13,610
Cable Operators  0.5%
Altice Financing, 9.625%, 7/15/27 (6) 3,397 3,134
Altice France Holding, 10.50%, 5/15/27 (6) 13,645 5,014
CSC Holdings, 11.25%, 5/15/28 (6) 7,070 5,709
CSC Holdings, 11.75%, 1/31/29 (6) 7,345 5,821
19,678
Chemicals  0.3%
Avient, 5.75%, 5/15/25 (6) 4,030 4,010
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (6)(7) 1,983 1,616
Vibrantz Technologies, 9.00%, 2/15/30 (6) 3,830 3,543
9,169
Consumer Products  0.2%
Life Time, 8.00%, 4/15/26 (6) 5,492 5,533
5,533
Energy  0.5%
NGL Energy Operating, 8.125%, 2/15/29 (6) 2,260 2,300
Seadrill Finance, 8.375%, 8/1/30 (6) 3,292 3,457
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.079%,
12/15/28 (6) 4,897 5,093
Tallgrass Energy Partners, 7.50%, 10/1/25 (6) 2,205 2,208
Venture Global LNG, 9.50%, 2/1/29 (6) 3,440 3,719
16,777
Entertainment & Leisure  0.4%
Carnival, 7.00%, 8/15/29 (6) 1,700 1,744
Cinemark USA, 5.875%, 3/15/26 (6) 3,485 3,428
Live Nation Entertainment, 4.875%, 11/1/24 (6) 4,050 4,020
NCL, 8.125%, 1/15/29 (6) 3,043 3,176
NCL, 8.375%, 2/1/28 (6) 2,605 2,716
15,084
Financial  1.7%
Acrisure, 10.125%, 8/1/26 (6) 10,855 11,167
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (6) 2,970 3,067

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Alliant Holdings Intermediate, 6.75%, 10/15/27 (6) 3,550 3,461
Alliant Holdings Intermediate, 6.75%, 4/15/28 (6) 3,360 3,364
AssuredPartners, 5.625%, 1/15/29 (6) 4,375 4,063
GTCR AP Finance, 8.00%, 5/15/27 (6) 3,050 3,054
HUB International, 7.25%, 6/15/30 (6) 11,800 11,992
HUB International, 7.375%, 1/31/32 (6) 3,355 3,355
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (6) 11,935 12,532
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (6) 3,260 3,504
Ryan Specialty, 4.375%, 2/1/30 (6) 585 540
60,099
Gaming  0.0%
International Game Technology, 6.50%, 2/15/25 (6) 1,026 1,025
1,025
Health Care  0.8%
Bausch + Lomb, 8.375%, 10/1/28 (6) 5,205 5,296
CHS, 8.00%, 12/15/27 (6) 3,495 3,478
CHS, 10.875%, 1/15/32 (6) 5,490 5,675
HCA, 5.375%, 2/1/25  3,320 3,303
LifePoint Health, 11.00%, 10/15/30 (6) 11,385 12,552
30,304
Information Technology  0.8%
Boxer Parent, 7.125%, 10/2/25 (6) 1,625 1,625
Boxer Parent, 9.125%, 3/1/26 (6) 2,040 2,040
Central Parent, 8.00%, 6/15/29 (6) 1,745 1,789
Cloud Software Group, 8.25%, 6/30/32 (6) 5,365 5,392
Cloud Software Group, 9.00%, 9/30/29 (6) 14,810 14,254
Dye & Durham, 8.625%, 4/15/29 (6) 3,386 3,424
Expedia Group, 6.25%, 5/1/25 (6) 1,019 1,021
29,545
Lodging  0.0%
Hilton Domestic Operating, 5.375%, 5/1/25 (6) 1,580 1,574
1,574
Real Estate Investment Trust Securities  0.1%
Service Properties Trust, 8.625%, 11/15/31 (6) 2,755 2,882
2,882
Satellites  0.1%
Connect Finco, 6.75%, 10/1/26 (6) 3,425 3,228
3,228
Services  1.0%
Adtalem Global Education, 5.50%, 3/1/28 (6) 2,561 2,433
Allied Universal Holdco, 6.625%, 7/15/26 (6) 3,350 3,346
Allied Universal Holdco, 7.875%, 2/15/31 (6) 5,206 5,186

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Allied Universal Holdco, 9.75%, 7/15/27 (6) 6,950 6,880
Boost Newco Borrower, 7.50%, 1/15/31 (6) 2,630 2,719
eG Global Finance, 12.00%, 11/30/28 (6) 3,510 3,620
Sabre GLBL, 11.25%, 12/15/27 (6) 5,750 5,592
UKG, 6.875%, 2/1/31 (6) 7,725 7,773
37,549
Telephones  0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 6.144%,
3/20/26  2,690 2,713
2,713
Utilities  0.6%
NRG Energy, VR, 10.25% (6)(8)(9) 114 124
Talen Energy Supply, 8.625%, 6/1/30 (6) 4,903 5,259
Vistra, VR, 8.00% (6)(8)(9) 2,218 2,240
Vistra, Series C, VR, 8.875% (6)(8)(9) 10,290 10,650
Vistra Operations, 5.125%, 5/13/25 (6) 3,615 3,597
21,870
Wireless Communications  0.2%
Sprint, 7.125%, 6/15/24  6,825 6,825
6,825
Total Corporate Bonds (Cost $354,034) 346,183
SHORT-TERM INVESTMENTS  7.0%
Money Market Funds  7.0%
T. Rowe Price Government Reserve Fund, 5.39% (10)(11) 255,321 255,321
Total Short-Term Investments (Cost $255,321) 255,321
Total Investments in Securities
103.6% of Net Assets
(Cost $3,749,046) $ 3,762,763
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) See Note 2. Level 3 in fair value hierarchy.
(5)
All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at May 31, 2024, were $1,994 and were valued at $1,998 (0.1% of net assets).
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $322,548 and represents 8.9% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.315% (SOFR + 0.00%) at
Maturity, 6/20/24 9,140 392 — 392
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.315% (SOFR + 0.00%) at
Maturity, 9/20/24 21,290 464 — 464
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.315% (SOFR + 0.00%) at
Maturity, 12/20/24 12,150 78 — 78
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.343% (SOFR + 0.00%) at
Maturity, 6/20/24 4,100 282 — 282
Total Bilateral Total Return Swaps — 1,216
Total Bilateral Swaps — 1,216

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 8/23/24 USD 4,090 EUR 3,760 $ (5)
UBS Investment Bank 8/23/24 USD 16,805 EUR 15,398 33
Net unrealized gain (loss) on open forward
currency exchange contracts $ 28

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ —# $ — $ 12,003+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 208,595  ¤  ¤ $ 255,321^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $12,003 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $255,321.

T. ROWE PRICE Floating Rate Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,749,046) $ 3,762,763
Interest receivable 23,858
Receivable for investment securities sold 16,479
Cash 3,521
Receivable for shares sold 3,354
Unrealized gain on bilateral swaps 1,216
Due from affiliates 599
Unrealized gain on forward currency exchange contracts 33
Foreign currency (cost $1) 1
Other assets 53
Total assets 3,811,877
Liabilities
Payable for investment securities purchased 170,078
Payable for shares redeemed 5,346
Investment management fees payable 1,773
Unrealized loss on forward currency exchange contracts 5
Payable to directors 2
Other liabilities 2,123
Total liabilities 179,327
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 3,632,550

T. ROWE PRICE Floating Rate Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (300,947)
Paid-in capital applicable to 390,455,279 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 3,933,497
NET ASSETS $ 3,632,550
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,550,428; Shares outstanding:
166,669,965) $ 9.30
Advisor Class
(Net assets: $9,368; Shares outstanding: 1,004,651) $ 9.32
I Class
(Net assets: $820,734; Shares outstanding: 88,187,576) $ 9.31
Z Class
(Net assets: $1,252,020; Shares outstanding:
134,593,087) $ 9.30

T. ROWE PRICE Floating Rate Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 313,944
Dividend 11,860
Other 2
Total income 325,806
Expenses
Investment management 20,161
Shareholder servicing
Investor Class $ 1,976
Advisor Class 18
I Class 110 2,104
Rule 12b-1 fees
Advisor Class 25
Prospectus and shareholder reports
Investor Class 160
Advisor Class 1
I Class 48
Z Class 4 213
Interest and borrowing-related 597
Custody and accounting 238
Registration 127
Proxy and annual meeting 55
Legal and audit 51
Directors 12
Miscellaneous 254
Waived / paid by Price Associates (7,774)
Total expenses 16,063
Net investment income 309,743

T. ROWE PRICE Floating Rate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (33,055)
Swaps 3,965
Forward currency exchange contracts 333
Foreign currency transactions 20
Net realized loss (28,737)
Change in net unrealized gain / loss
Securities 134,105
Swaps (408)
Forward currency exchange contracts (474)
Other assets and liabilities denominated in foreign currencies 58
Change in net unrealized gain / loss 133,281
Net realized and unrealized gain / loss 104,544
INCREASE IN NET ASSETS FROM OPERATIONS
$ 414,287

T. ROWE PRICE Floating Rate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 309,743 $ 306,165
Net realized loss (28,737) (149,152)
Change in net unrealized gain / loss 133,281 75,286
Increase in net assets from operations 414,287 232,299
Distributions to shareholders
Net earnings
Investor Class (122,926) (115,135)
Advisor Class (845) (1,312)
I Class (62,113) (63,947)
Z Class (121,056) (127,977)
Decrease in net assets from distributions (306,940) (308,371)
Capital share transactions
*
Shares sold
Investor Class 793,629 759,450
Advisor Class 4,960 4,741
I Class 349,618 333,396
Z Class 56,056 98,576
Distributions reinvested
Investor Class 115,679 106,570
Advisor Class 791 1,276
I Class 57,115 60,593
Z Class 121,626 127,977
Shares redeemed
Investor Class (770,817) (1,419,265)
Advisor Class (11,351) (12,907)
I Class (337,427) (747,165)
Z Class (431,336) (1,014,104)
Decrease in net assets from capital share
transactions (51,457) (1,700,862)

T. ROWE PRICE Floating Rate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Increase (decrease) during period 55,890 (1,776,934)
Beginning of period 3,576,660 5,353,594
End of period $ 3,632,550 $ 3,576,660
*Share information (000s)
Shares sold
Investor Class 85,904 83,714
Advisor Class 536 523
I Class 37,821 36,682
Z Class 6,068 10,904
Distributions reinvested
Investor Class 12,523 11,769
Advisor Class 86 141
I Class 6,180 6,689
Z Class 13,173 14,135
Shares redeemed
Investor Class (83,555) (156,596)
Advisor Class (1,235) (1,420)
I Class (36,626) (82,387)
Z Class (47,026) (112,214)
Decrease in shares outstanding (6,151) (188,060)

T. ROWE PRICE Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company.  The fund seeks high current income and, secondarily, capital appreciation. The fund has four classes of shares: the
Floating Rate Fund (Investor Class), the Floating Rate Fund–Advisor Class
(Advisor Class), the Floating Rate Fund–I Class (I Class) and the Floating
Rate Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and

T. ROWE PRICE Floating Rate Fund

penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE Floating Rate Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Floating Rate Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Floating Rate Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/
loss on Level 3 instruments held at May 31, 2024, totaled $1,881,000 for the year ended May 31, 2024. During the year, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 3,090,900 $ 70,359 $ 3,161,259
Corporate Bonds — 346,183 — 346,183
Short-Term Investments 255,321 — — 255,321
Total Securities 255,321 3,437,083 70,359 3,762,763
Swaps — 1,216 — 1,216
Forward Currency Exchange
Contracts — 33 — 33
Total $ 255,321 $ 3,438,332 $ 70,359 $ 3,764,012
Liabilities
Forward Currency Exchange
Contracts $ — $ 5 $ — $ 5

T. ROWE PRICE Floating Rate Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following
($000s)
Beginning
Balance
5/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/24
Investment
in Securities
Bank Loans $ 117,092 $ 4,452 $ 59,658 $ (99,119) $ 8,242 $ (19,966) $ 70,359
Convertible
Preferred
Stocks 1,905 220 — (2,125) — — —
Total $ 118,997 $ 4,672 $ 59,658 $ (101,244) $ 8,242 $ (19,966) $ 70,359

T. ROWE PRICE Floating Rate Fund

table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 33
Credit derivatives Bilateral Swaps 1,216
Total $ 1,249
Liabilities
Foreign exchange derivatives Forwards $ 5
Total $ 5
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 333 $ — $ 333
Credit derivatives — 3,965 3,965
Total $ 333 $ 3,965 $ 4,298

T. ROWE PRICE Floating Rate Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (474) $ — $ (474)
Credit derivatives — (408) (408)
Total $ (474) $ (408) $ (882)

T. ROWE PRICE Floating Rate Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, no collateral had been posted by the fund to counterparties for bilateral derivatives.  As of May 31, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,300,000 cash.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the

T. ROWE PRICE Floating Rate Fund

potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a

T. ROWE PRICE Floating Rate Fund

counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans

T. ROWE PRICE Floating Rate Fund

may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,692,100,000 and
$2,572,845,000, respectively, for the year ended May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Floating Rate Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 306,940 $ 308,371
($000s)
Cost of investments $ 3,750,008
Unrealized appreciation $ 42,608
Unrealized depreciation (29,681)
Net unrealized appreciation (depreciation) $ 12,927
($000s)
Undistributed ordinary income $ 473
Net unrealized appreciation (depreciation) 12,927
Loss carryforwards and deferrals (314,347)
Total distributable earnings (loss) $ (300,947)

T. ROWE PRICE Floating Rate Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
The Advisor Class and Investor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to November 1, 2023, the
Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment

T. ROWE PRICE Floating Rate Fund

is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $34,000 remain subject to repayment by the fund at May 31, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Floating Rate Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2024, expenses incurred pursuant to these service agreements were
$109,000 for Price Associates; $379,000 for T. Rowe Price Services, Inc.; and
$4,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.94% 0.95% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 09/30/25 N/A
(Waived)/repaid during the
period ($000s) $— $(9) $— $(7,765)

T. ROWE PRICE Floating Rate Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility).
Excluding commitments designated for the foreign investment funds, the U.S.
borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and
$250 million is available to the U.S. tax-free high yield borrowers, on a first-
come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured;
however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight
Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or (c)
the Overnight Bank Funding Rate plus an applicable margin. At May 31, 2024, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.

T. ROWE PRICE Floating Rate Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Floating Rate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Floating
Rate Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Floating Rate Fund, Inc. (the
"Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31,
2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Floating Rate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Floating Rate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $297,598,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Floating Rate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Floating Rate Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Floating Rate Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Floating Rate Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Investor Class Expense Group and Expense Universe) and second quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the fourth quintile (Investor Class Expense
Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Adviser provided the Board with additional information with respect to the fund’s relative actual management fees and total expenses ranking in the fourth quintile for the fund’s Investor Class. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Floating Rate Fund

institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F194-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

   (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

   (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Floating Rate Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024
By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024